Income Taxes - Schedule of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Movement of valuation allowance
Balance at the beginning of the year	$ 92,092	¥ 672,210	¥ 757,126	¥ 939,621
Additions	5,956	43,477	18,027	31,686
Written-off for expiration of net operating losses	(15,539)	(113,427)	(60,924)	(212,636)
Utilization of previously unrecognized tax losses and timing difference	(8,119)	(59,265)	(42,019)	(1,545)
Balance at the end of the year	$ 74,390	¥ 542,995	¥ 672,210	¥ 757,126